As filed with the U.S. Securities and Exchange Commission on March 31, 2022

Registration No. 033-13954

811-05141

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 161	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 162	☒

(Check appropriate box or boxes)

Pacific Select Fund

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive,

P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-6767

Audrey L. Cheng

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

1095 Avenue of the Americas
New York, NY 10036-6797

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 29, 2022 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 161 to the Registration Statement incorporates by reference the prospectuses, Statement of Additional Information and Part C that are contained in Registrant’s Post-Effective Amendment No. 160, which was filed with the U.S. Securities and Exchange Commission on February 4, 2022 (SEC Accession No. 0001104659-22-011443). Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 161 is filed solely for the purpose of designating April 29, 2022 as the new effective date of Post-Effective Amendment No. 160.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 161 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on this 31st day of March, 2022.

PACIFIC SELECT FUND

By:	/s/ Mark Karpe
Mark Karpe
Assistant Vice President and Managing Assistant General Counsel
Pacific Life Insurance Company

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 161 to the Registration Statement of Pacific Select Fund has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

James T. Morris*	Chairman of the Board and Trustee (Principal Executive Officer)	March 31, 2022

Adrian S. Griggs*	Chief Executive Officer	March 31, 2022

Trevor T. Smith*	Assistant Vice President and Treasurer	March 31, 2022
(Principal Financial and Accounting Officer)

Gale K. Caruso*	Trustee	March 31, 2022

Andrew J. Iseman*	Trustee	March 31, 2022

Paul A. Keller*	Trustee	March 31, 2022

Lucie H. Moore*	Trustee	March 31, 2022

Nooruddin Veerjee*	Trustee	March 31, 2022

*By: /s/ Mark Karpe		March 31, 2022
Mark Karpe
as attorney-in-fact pursuant to power of attorney filed herewith

Pacific Select Fund

Power of Attorney

The undersigned Trustees and officers of Pacific Select Fund (the “Trust”) hereby appoint Robin S. Yonis, Sharon A. Cheever, Anthony Zacharski, Megan C. Johnson, Greg Larson, Mark Karpe, Audrey L. Cheng, Laurene E. MacElwee, Howard T. Hirakawa and Carleton J. Muench each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Trust and each series of the Trust, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Trust to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Trust and each series of the Trust, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Trust related to the above.

The undersigned Trustees and officers of the Trust hereby execute this Power of Attorney effective the 1st day of December 2019.

NAME	TITLE

/s/James T. Morris	Chairman and Trustee
James T. Morris

/s/Gale K. Caruso
Gale K. Caruso	Trustee

/s/Andrew J. Iseman	Trustee
Andrew J. Iseman

/s/Paul A. Keller	Trustee
Paul A. Keller

/s/Lucie H. Moore	Trustee
Lucie H. Moore

/s/Nooruddin Veerjee	Trustee
Nooruddin Veerjee

/s/Adrian S. Griggs	Chief Executive Officer
Adrian S. Griggs

/s/ Trevor T. Smith
Trevor T. Smith	Assistant Vice President and Treasurer